Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSHARES TRUST

ProShares DJ Brookfield Global Infrastructure ETF

(the “Fund”)

Supplement dated July 20, 2020

to the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated October 1, 2019, each as supplemented or amended

The Board of Trustees of the Fund has approved a revision to the diversification policy under the Investment Company Act of 1940, as amended. Under the prior diversification policy, the Fund was classified as diversified. Under the revised policy, the Fund may operate as non-diversified to the extent necessary to approximate the composition of the Dow Jones Brookfield Global Infrastructure Composite Index (the “Index”).

The following changes to the Fund’s summary prospectus, statutory prospectus and statement of additional information are effective immediately:

Prospectus and Summary Prospectus:

Principal Investment Strategies. The following sentence is added after the second paragraph in the section titled “Principal Investment Strategies”:

The Fund may operate as “non-diversified” as defined under the Investment Company Act of 1940, as amended, to the extent necessary to approximate the composition of the Index.

Principal Risks. The following new risk is added:

Non-Diversification Risk. To the extent that the Fund operates as “non-diversified” as necessary to approximate the composition of the Index, it may be subject to certain risks. A non-diversified fund may invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political, or regulatory event. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. The risk may be particularly acute if the Index is comprised of a small number of securities. Notwithstanding that the Fund may operate as “non-diversified,” the Fund intends to qualify as a “regulated investment company” (“RIC”) accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements appliable to “diversified” investment companies under the Investment Company Act of 1940, as amended.

For more information, please contact the Fund at 1-866-776-5125.

ProShares DJ Brookfield Global Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSHARES TRUST

ProShares DJ Brookfield Global Infrastructure ETF

(the “Fund”)

Supplement dated July 20, 2020

to the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated October 1, 2019, each as supplemented or amended

The Board of Trustees of the Fund has approved a revision to the diversification policy under the Investment Company Act of 1940, as amended. Under the prior diversification policy, the Fund was classified as diversified. Under the revised policy, the Fund may operate as non-diversified to the extent necessary to approximate the composition of the Dow Jones Brookfield Global Infrastructure Composite Index (the “Index”).

The following changes to the Fund’s summary prospectus, statutory prospectus and statement of additional information are effective immediately:

Prospectus and Summary Prospectus:

Principal Investment Strategies. The following sentence is added after the second paragraph in the section titled “Principal Investment Strategies”:

The Fund may operate as “non-diversified” as defined under the Investment Company Act of 1940, as amended, to the extent necessary to approximate the composition of the Index.

Principal Risks. The following new risk is added:

Non-Diversification Risk. To the extent that the Fund operates as “non-diversified” as necessary to approximate the composition of the Index, it may be subject to certain risks. A non-diversified fund may invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political, or regulatory event. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. The risk may be particularly acute if the Index is comprised of a small number of securities. Notwithstanding that the Fund may operate as “non-diversified,” the Fund intends to qualify as a “regulated investment company” (“RIC”) accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements appliable to “diversified” investment companies under the Investment Company Act of 1940, as amended.

For more information, please contact the Fund at 1-866-776-5125.